Loans and borrowings (Details 2) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Current portion
Current portion of non-current borrowings		₨ 1,307	$ 16	₨ 4,804
Non-current portion
Rupee term loan from bank to the APSL subsidiary		5,990	$ 72	1,278
Non-convertible debentures by the APSL subsidiary [Member]
Current portion
Non-convertible debentures issued by the APSL subsidiary	[1]	0		3,800
Non-current portion
Rupee term loan from bank to the APSL subsidiary	[1]	3,800
Non-convertible debentures issued by the APSL subsidiary	[1]	0		0
Obligations Under Leases [Member]
Current portion
Current lease liabilities		1,307		1,004
Non-current portion
Obligations under leases		₨ 2,190		₨ 1,278

[1]	“APSL subsidiary” refers to Aurigene Pharmaceutical Services Limited.